(9) Property and Equipment (Details) (USD $)	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Details
Depreciation	$ 47,175	$ 67,156
Impaired Assets to be Disposed of by Method Other than Sale, Amount of Impairment Loss	$ 0	$ 1,365